Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
The Plan
Share-Based Compensation
Summary of awards granted

				Exercise	Fair value at
Awards	Number	Grant date	Expiry date	price	grant date
RSUs	98,613	April 1, 2019	n/a	n/a	$17.79
SARs	299,322	April 1, 2019	April 1, 2029	$17.79	$5.8612

Summary of activity

			Weighted
		Weighted	average
		average	share price
	Number of	exercise price	at the date	Weighted average	Aggregate fair
	awards	per share	of exercise	contractual life	value
RSUs
Outstanding as of January 1, 2019	488,173	—	—	1.13	6,408
Granted during the period	98,613	—	—	—	1,754
Vested during the period	(207,819)	—	—	—	(1,943)
Outstanding as of June 30, 2019	378,967	—	—	1.65	6,219
SARs
Outstanding as of January 1, 2019	2,372,163	14.51	—	7.17	9,839
Granted during the period	299,322	—	—	—	1,754
Exercised during the period	(5,454)	—	14.78	—	(13)
Outstanding as of June 30, 2019	2,666,031	14.89	—	7.02	11,580

SARs
Share-Based Compensation
Summary of significant assumptions used to estimate the fair value

Inputs into the model
Grant date share closing price	$17.79
Exercise price	$17.79
Expected volatility	45.03%
Expected term	6 years
Risk-free interest rate for the period similar to the expected term	2.35%

GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Summary of awards granted

				Fair value at
Awards	Number	Grant date	Expiry date	grant date
RCUs	13,408	April 1, 2019	n/a	$22.99
PCUs	13,408	April 1, 2019	n/a	$22.99

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493
PCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493